CONTINGENT FORWARD CONTRACTS	12 Months Ended
Dec. 31, 2020
CONTINGENT FORWARD CONTRACTS

NOTE 6 — CONTINGENT FORWARD CONTRACTS

As discussed in Note 5 “Convertible Notes,” in September 2018, the Company entered into a Securities Purchase Agreement with PIF. Along with the execution of the Securities Purchase Agreement, the Company granted PIF the right to purchase the Company’s Series D convertible preferred shares in future periods. The Company determined PIF’s right to participate in future Series D convertible preferred shares financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $18.6 million as a debt discount to the Convertible Notes issued in September 2018. For the detail of the Convertible Notes and interest expense reconciliation, refer to Note 5 “Convertible Notes.”

In March 2020, the Company received $200.0 million in exchange for 82,496,092 shares of Series D convertible preferred shares as partial settlement of the Series D contingent forward contract liability and revalued the contingent forward contract liability to the then fair value of $36.4 million and reclassified $18.2 million of the contingent forward contracts liability into Series D convertible preferred shares. In June 2020, upon satisfaction of the second set of milestones (refer to Note 8 “Convertible Preferred Shares and Shareholders’ Deficit”), the Company received the remaining $200.0 million in exchange for 82,496,092 shares of Series D as final settlement of the Series D contingent forward contract liability and revalued the contingent forward contracts liability to the then fair value of $21.4 million and reclassified the liability into Series D convertible preferred shares. The Series D contingent forward contract liability incurred a total fair value loss of $8.7 million during the year ended December 31, 2020.

As discussed in Note 8 “Convertible Preferred Shares and Shareholders’ Deficit”, in September 2020, along with the execution of the Securities Purchase Agreement, the Company granted Ayar Third Investment Company (“Ayar”) the right to purchase the Company’s additional Series E convertible preferred shares upon the Company’s satisfaction of certain milestones in November 2020. The Company determined Ayar’s right to participate in future Series E convertible preferred share financing to be freestanding similar to a derivative in the form of contingent forward contracts and recorded the initial valuation of $0.8 million into contingent forward contract liabilities.

In December 2020, Ayar waived the Company’s remaining outstanding obligations, and the Company received $400.0 million as the final issuance of Series E convertible preferred shares. Upon the final settlement, the Company revalued the Series E contingent forward contracts to the then fair value of $110.5 million and reclassified the contingent forward contract liability into Series E convertible preferred shares. The Company recorded a loss of $109.7 million related to fair value remeasurements of the Series E contingent forward contracts during the year ended December 31, 2020.

The Company’s inputs used in determining the fair value of Series D contingent forward contract liability on the issuance date were as follows:

Effective date	9/20/2018
Coupon payment dates	Semi-Annual
Maturity date	03/20/2020
Initial term	1.5 Years
Interest rate (coupon rate)	8.00%
Yield (market rate)	8.00%
Effective interest rate	2.47%

The Company’s inputs used in determining the fair value of Series D convertible preferred share contingent forward contract liability on the settlement date, were as follows:

Settlement date	3/31/2020	6/30/2020
Expected term	—	—
Contingent Series D convertible preferred shares fair value (per share)	$2.64	$2.69
Present value factor	1.0000	1.0000
Estimated probability of satisfying milestones	100%	100%

The Company’s inputs used in determining the fair value of Series E convertible preferred share contingent forward contract liability on the issuance date and settlement date, were as follows:

Effective date	9/22/2020	12/31/2020
Expected term	0.25 Years	—
Contingent Series E convertible preferred shares fair value (per share)	$2.99	$3.82
Present value factor	0.9999	1.0000
Estimated probability of satisfying milestones	95%	100%

Fair value of the Series D and Series E contingent forward contracts on the issuance date are valued by a third-party valuation firm using Probability-Weighted Expected Return Method (“PWERM”) framework, and the Option Pricing Method (“OPM”) to allocate the equity value in the scenarios where the Series D and Series E convertible preferred share additional tranche issuance milestones are satisfied.